As filed with the Securities and Exchange Commission on September 25, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10495

Fort Pitt Capital Funds
(Exact name of registrant as specified in charter)

790 Holiday Drive, Foster Plaza Eleven, Pittsburgh, Pennsylvania 15220
(Address of principal executive offices) (Zip code)

Douglas W. Kreps, 790 Holiday Drive, Foster Plaza Eleven, Pittsburgh, Pennsylvania 15220
(Name and address of agent for service)

412-921-1822
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments.
Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS
July 31, 2006 (Unaudited)

COMMON STOCKS - 88.2%	Shares	Value

Aerospace & Defense - 5.6%
The Boeing Company	12,500	$967,750
Honeywell International, Inc.	30,000	1,161,000
		2,128,750

Air Freight - 2.2%
FedEx Corp.	8,000	837,680

Airlines - 2.3%
Alaska Air Group, Inc. *	24,000	891,120

Building Products - 0.1%
Trex Company, Inc. *	700	19,740

Capital Markets - 1.7%
The Charles Schwab Corporation	40,000	635,200

Commercial Banks - 7.7%
F.N.B. Corporation	48,700	805,498
Mellon Financial Corporation	30,000	1,050,000
PNC Financial Services Group	9,000	637,560
Sovereign Bancorp, Inc.	21,000	433,440
		2,926,498

Communications Equipment - 1.3%
Spectrum Control, Inc. *	27,399	267,962
Westell Technologies, Inc. - Class A *	100,000	228,000
		495,962

Computers & Peripherals - 5.4%
Dell, Inc. *	20,000	433,600
EMC Corporation *	40,000	406,000
SanDisk Corporation *	26,000	1,213,160
		2,052,760

Diversified Financial Services - 3.6%
CIT Group, Inc.	13,000	596,830
Citigroup, Inc.	16,500	797,115
		1,393,945

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
July 31, 2006 (Unaudited)

COMMON STOCKS - 88.2% (Continued)	Shares	Value

Diversified Telecommunication Services - 14.1%
ALLTEL Corporation	10,000	$551,700
AT&T, Inc.	60,000	1,799,400
IDT Corporation - Class B *	50,000	669,000
North Pittsburgh Systems, Inc.	30,000	774,900
Telefonos de Mexico SA de CV - ADR	20,000	468,800
Verizon Communications, Inc.	30,000	1,014,600
Windstream Corporation	10,339	129,548
		5,407,948

Grocery Stores - 2.3%
Koninklijke Ahold NV - ADR *	100,000	893,000

Industrial Conglomerates - 7.6%
General Electric Company	21,000	686,490
Loews Corporation	30,000	1,111,800
Matthews International Corporation - Class A	13,000	446,420
Tyco International Ltd. +	25,000	652,250
		2,896,960

Insurance - 6.9%
Arthur J. Gallagher & Co.	30,000	815,100
Erie Indemnity Company - Class A	15,000	743,250
Fidelity National Financial, Inc.	10,000	383,500
Fidelity National Title Group, Inc. - Class A	3,500	66,045
The Hartford Financial Services Group, Inc.	7,500	636,300
		2,644,195

Machinery - 7.3%
Ingersoll-Rand Company - Class A +	25,000	895,000
ITT Industries, Inc.	16,000	808,800
Parker Hannifin Corporation	15,000	1,083,600
		2,787,400

Media - 4.3%
Comcast Corporation - Class A *	40,000	1,375,200
Discovery Holding Company - Class A *	3,000	39,960
Liberty Media Holding Corp - Interactive *	7,500	123,525
Liberty Media Holding Corp - Capital *	1,500	122,415
		1,661,100

Metals & Mining - 0.5%
Alcoa, Inc.	7,000	209,650

Oil & Gas - 1.3%
El Paso Corporation	30,000	480,000

Pharmaceuticals - 5.1%
Allergan, Inc.	10,000	1,078,500
Pfizer, Inc.	5,000	129,950
Wyeth	15,000	727,050
		1,935,500

Fort Pitt Capital Total Return Fund

SCHEDULE OF INVESTMENTS (Continued)
July 31, 2006 (Unaudited)

COMMON STOCKS - 88.2% (Continued)	Shares	Value

Road & Rail - 1.2%
Dollar Thrifty Automotive Group, Inc. *	10,000	$447,600

Semiconductor & Semiconductor Equipment - 2.5%
Cognex Corporation	15,000	354,000
Texas Instruments, Inc.	20,000	595,600
		949,600

Software - 4.9%
CA Inc.	40,000	838,400
InterVoice, Inc. *	50,000	316,000
Microsoft Corporation	20,000	480,600
OPNET Technologies, Inc. *	20,000	253,200
		1,888,200

Specialty Retail - 0.3%
Blockbuster, Inc. - Class A	30,000	122,700
Blockbuster, Inc. - Class B	2,670	9,692
		132,392

TOTAL COMMON STOCKS (Cost $26,246,613)		33,715,200

EXCHANGE TRADED FUND - 2.1%
iShares MSCI Japan Index Fund +	60,000	814,200

TOTAL EXCHANGE TRADED FUND (Cost $743,483)		814,200

	Principal
SHORT-TERM INVESTMENTS - 10.1%	Amount	Value
U.S. Treasury Bill - 9.2%
4.520%, 08/03/2006	3,500,000	3,499,107

Variable Rate Demand Notes - 0.9%
Aim Liquid Assets, 5.190% **	356,900	356,900

TOTAL SHORT TERM INVESTMENTS (Cost $3,856,007)		3,856,007

Total Investments (Cost $30,846,103) - 100.4%		38,385,407

Liabilities in Excess of Other Assets - (0.4)%		(171,663)

TOTAL NET ASSETS - 100.0%		$38,213,744

* Non-income producing security.
+ U.S. Security of foreign company.
ADR American Depositary Receipt.
** Variable rate security. The rate listed is as of July 31, 2006.

The cost basis of investments for federal income tax purposes at July 31, 2006 was as follows*:

Cost of investments	$30,846,103

Gross unrealized appreciation	8,214,190
Gross unrealized depreciation	(674,885)
Net unrealized appreciation	$7,539,305

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fort Pitt Capital Funds

By (Signature and Title)   /s/ Douglas W. Kreps
Douglas W. Kreps, President

Date   9/25/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas W. Kreps
Douglas W. Kreps, President

Date   9/25/06

By (Signature and Title)*   /s/ Charles A. Smith
Charles A. Smith, Treasurer

Date   9/19/06

* Print the name and title of each signing officer under his or her signature.